Fee and commission income (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Collection And Payment Services [Abstract]
Bills	R$ 1,070,258	R$ 970,293	R$ 789,996
Demand accounts	2,311,925	2,156,384	1,786,175
Cards (Credit and Debit) and Acquiring Services	5,854,503	4,985,306	4,090,766
Checks and other	169,872	172,718	169,100
Orders	622,405	471,763	364,102
Total	10,028,962	8,756,464	7,200,139
Marketing of non-Banking financial products:
Investment funds	717,924	819,748	1,014,401
Insurance	2,975,661	2,414,478	2,114,316
Capitalization	402,859	363,516	325,531
Total	4,096,444	3,597,742	3,454,248
Securities services:
Securities underwriting and placement	448,914	513,727	357,513
Securities trading	137,617	114,015	115,334
Administration and custody	41,794	191,987	65,667
Asset management	2,173	2,353	1,863
Total	630,497	822,082	540,377
Other:
Foreign exchange	934,801	742,676	722,912
Financial guarantees	708,819	672,801	634,375
Other fees and commissions	1,328,928	1,223,778	996,430
Total	2,972,549	2,639,255	2,353,717
Total	R$ 17,728,452	R$ 15,815,543	R$ 13,548,481